Putnam VT Research Fund
The fund's portfolio
9/30/22 (Unaudited)

COMMON STOCKS (94.8%)(a)
	Shares	Value
Aerospace and defense (2.0%)
Boeing Co. (The)(NON)	599	$72,527
CAE, Inc. (Canada)(NON)	1,100	16,874
Northrop Grumman Corp.	1,123	528,169
Raytheon Technologies Corp.	6,237	510,561

		1,128,131
Airlines (0.3%)
Southwest Airlines Co.(NON)	5,931	182,912

		182,912
Automobiles (1.8%)
General Motors Co.	2,609	83,723
Tesla, Inc.(NON)	3,555	942,964

		1,026,687
Banks (2.6%)
Bank of America Corp.	16,655	502,981
Citigroup, Inc.	18,576	774,062
Silvergate Capital Corp. Class A(NON)(S)	2,299	173,230

		1,450,273
Beverages (2.8%)
Coca-Cola Co. (The)	10,902	610,730
Constellation Brands, Inc. Class A	283	64,999
PepsiCo, Inc.	5,571	909,521

		1,585,250
Biotechnology (2.0%)
AbbVie, Inc.	2,335	313,380
Ascendis Pharma A/S ADR (Denmark)(NON)	2,205	227,688
Biogen, Inc.(NON)	262	69,954
Regeneron Pharmaceuticals, Inc.(NON)	731	503,564

		1,114,586
Building products (0.7%)
Johnson Controls International PLC	8,105	398,928

		398,928
Capital markets (3.2%)
Charles Schwab Corp. (The)	7,116	511,427
Goldman Sachs Group, Inc. (The)	2,798	819,954
KKR & Co., Inc.	8,187	352,041
Quilter PLC (United Kingdom)	113,733	116,074

		1,799,496
Chemicals (1.8%)
Corteva, Inc.	4,848	277,063
DuPont de Nemours, Inc.	2,057	103,673
Eastman Chemical Co.	1,339	95,136
Linde PLC	323	87,078
PPG Industries, Inc.	1,556	172,234
Sherwin-Williams Co. (The)	1,278	261,671

		996,855
Construction materials (0.2%)
CRH PLC ADR (Ireland)	3,850	124,086

		124,086
Containers and packaging (0.5%)
Avery Dennison Corp.	978	159,121
Berry Global Group, Inc.(NON)	2,081	96,829

		255,950
Diversified financial services (0.7%)
Apollo Global Management, Inc.	9,064	421,476

		421,476
Electric utilities (3.4%)
American Electric Power Co., Inc.	2,217	191,660
Constellation Energy Corp.	1,142	95,003
Exelon Corp.	10,022	375,424
NextEra Energy, Inc.	4,358	341,711
NRG Energy, Inc.	23,410	895,901

		1,899,699
Electrical equipment (0.4%)
Emerson Electric Co.	3,359	245,946

		245,946
Electronic equipment, instruments, and components (1.4%)
CDW Corp./DE	4,210	657,097
Vontier Corp.	9,126	152,495

		809,592
Energy equipment and services (0.3%)
Diamond Offshore Drilling, Inc.(NON)	24,051	159,458

		159,458
Entertainment (0.6%)
Sea, Ltd. ADR (Singapore)(NON)	1,582	88,671
Walt Disney Co. (The)(NON)	2,726	257,144

		345,815
Equity real estate investment trusts (REITs) (0.9%)
Gaming and Leisure Properties, Inc.(R)	9,930	439,303
Vornado Realty Trust(R)	4,181	96,832

		536,135
Food and staples retailing (1.9%)
BJ's Wholesale Club Holdings, Inc.(NON)	777	56,573
Costco Wholesale Corp.	769	363,176
Walmart, Inc.	4,993	647,592

		1,067,341
Food products (0.2%)
McCormick & Co., Inc. (non-voting shares)	1,856	132,277

		132,277
Health-care equipment and supplies (2.1%)
Abbott Laboratories	2,813	272,186
Baxter International, Inc.	463	24,937
Boston Scientific Corp.(NON)	8,895	344,503
DexCom, Inc.(NON)	1,941	156,328
Intuitive Surgical, Inc.(NON)	994	186,315
Lantheus Holdings, Inc.(NON)	717	50,427
Medtronic PLC	1,969	158,997

		1,193,693
Health-care providers and services (4.9%)
Cigna Corp.	3,342	927,305
Elevance Health, Inc.	212	96,299
Humana, Inc.	392	190,194
McKesson Corp.	659	223,974
UnitedHealth Group, Inc.	2,630	1,328,255

		2,766,027
Hotels, restaurants, and leisure (2.0%)
Aramark	4,074	127,109
Booking Holdings, Inc.(NON)	234	384,511
Chipotle Mexican Grill, Inc.(NON)	161	241,944
Hilton Worldwide Holdings, Inc.	2,229	268,862
Penn Entertainment, Inc.(NON)	3,781	104,015

		1,126,441
Household durables (0.8%)
PulteGroup, Inc.	11,354	425,775

		425,775
Household products (1.7%)
Procter & Gamble Co. (The)	7,648	965,560

		965,560
Industrial conglomerates (0.9%)
General Electric Co.	1,804	111,686
Honeywell International, Inc.	2,338	390,376

		502,062
Insurance (2.6%)
AIA Group, Ltd. (Hong Kong)	28,000	232,472
Assured Guaranty, Ltd.	14,393	697,341
AXA SA (France)	11,285	247,082
Prudential PLC (United Kingdom)	28,895	283,896

		1,460,791
Interactive media and services (4.0%)
Alphabet, Inc. Class A(NON)	18,718	1,790,377
Meta Platforms, Inc. Class A(NON)	3,629	492,383

		2,282,760
Internet and direct marketing retail (4.5%)
Amazon.com, Inc.(NON)	22,604	2,554,252

		2,554,252
IT Services (4.0%)
Adyen NV (Netherlands)(NON)	120	149,286
Fidelity National Information Services, Inc.	6,099	460,901
Mastercard, Inc. Class A	4,167	1,184,845
Visa, Inc. Class A	2,735	485,873

		2,280,905
Life sciences tools and services (2.3%)
Avantor, Inc.(NON)	7,447	145,961
Bio-Rad Laboratories, Inc. Class A(NON)	586	244,444
Danaher Corp.	1,858	479,903
Illumina, Inc.(NON)	123	23,467
Thermo Fisher Scientific, Inc.	807	409,302

		1,303,077
Machinery (1.6%)
Deere & Co.	674	225,042
Ingersoll Rand, Inc.	5,019	217,122
Otis Worldwide Corp.	6,986	445,707

		887,871
Media (0.3%)
Charter Communications, Inc. Class A(NON)	484	146,821

		146,821
Metals and mining (0.5%)
Agnico-Eagle Mines, Ltd. (Canada)	3,299	139,378
Alamos Gold, Inc. Class A (Canada)	18,983	140,664
Anglo American PLC (London Exchange) (United Kingdom)	834	25,194

		305,236
Multi-utilities (0.3%)
Ameren Corp.	2,043	164,564

		164,564
Multiline retail (0.6%)
Target Corp.	2,184	324,084

		324,084
Oil, gas, and consumable fuels (4.7%)
Cenovus Energy, Inc. (Canada)	46,126	708,578
ConocoPhillips	3,612	369,652
Exxon Mobil Corp.	15,014	1,310,872
Shell PLC (London Exchange) (United Kingdom)	11,923	296,648

		2,685,750
Pharmaceuticals (4.2%)
4Front Ventures Corp.(NON)	252,907	81,917
Eli Lilly and Co.	1,766	571,036
Innoviva, Inc.(NON)	16,503	191,600
Johnson & Johnson	4,034	658,994
Merck & Co., Inc.	6,069	522,662
Pfizer, Inc.	6,980	305,445
Zoetis, Inc.	339	50,270

		2,381,924
Road and rail (1.8%)
CSX Corp.	6,029	160,613
Union Pacific Corp.	4,389	855,065

		1,015,678
Semiconductors and semiconductor equipment (2.5%)
Advanced Micro Devices, Inc.(NON)	7,360	466,330
Enphase Energy, Inc.(NON)	121	33,574
NVIDIA Corp.	1,418	172,131
Qualcomm, Inc.	6,537	738,550

		1,410,585
Software (10.6%)
Intuit, Inc.	2,176	842,808
Microsoft Corp.	14,923	3,475,562
Oracle Corp.	17,486	1,067,870
salesforce.com, Inc.(NON)	4,184	601,827

		5,988,067
Specialty retail (2.8%)
Bath & Body Works, Inc.	1,341	43,717
CarMax, Inc.(NON)	1,343	88,665
Home Depot, Inc. (The)	3,994	1,102,104
O'Reilly Automotive, Inc.(NON)	345	242,656
TJX Cos., Inc. (The)	1,530	95,044
Warby Parker, Inc. Class A(NON)(S)	1,704	22,731

		1,594,917
Technology hardware, storage, and peripherals (4.8%)
Apple, Inc.	19,845	2,742,579

		2,742,579
Textiles, apparel, and luxury goods (0.4%)
Levi Strauss & Co. Class A	3,877	56,100
Lululemon Athletica, Inc. (Canada)(NON)	223	62,342
Nike, Inc. Class B	1,622	134,821

		253,263
Tobacco (0.2%)
Altria Group, Inc.	2,649	106,967

		106,967
Trading companies and distributors (0.3%)
United Rentals, Inc.(NON)	730	197,188

		197,188
Wireless telecommunication services (1.7%)
T-Mobile US, Inc.(NON)	6,997	938,787

		938,787

Total common stocks (cost $49,303,249)		$53,686,517

UNITS (0.1%)(a)
	Units	Value
GoGreen Investments Corp.(NON)	7,909	$80,514

Total units (cost $79,090)		$80,514

SHORT-TERM INVESTMENTS (4.1%)(a)
		Principal amount/shares	Value
Putnam Cash Collateral Pool, LLC 3.06%(AFF)	Shares	182,100	$182,100
Putnam Short Term Investment Fund Class P 3.11%(AFF)	Shares	1,937,694	1,937,694
U.S. Treasury Bills 2.884%, 11/15/22(SEG)		$100,000	99,662
U.S. Treasury Bills 2.703%, 11/1/22(SEG)		100,000	99,785

Total short-term investments (cost $2,319,211)			$2,319,241
TOTAL INVESTMENTS

Total investments (cost $51,701,550)			$56,086,272

	FORWARD CURRENCY CONTRACTS at 9/30/22 (aggregate face value $2,950,991) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation
	Bank of America N.A.
		Canadian Dollar	Sell	10/19/22	$147,893	$157,999	$10,106
		Danish Krone	Sell	12/21/22	155,049	160,323	5,274
		Euro	Sell	12/21/22	163,485	167,775	4,290
	Barclays Bank PLC
		British Pound	Sell	12/21/22	139,062	144,180	5,118
		Euro	Sell	12/21/22	242,565	248,995	6,430
	Citibank, N.A.
		Canadian Dollar	Sell	10/19/22	206,022	220,101	14,079
	Goldman Sachs International
		British Pound	Sell	12/21/22	529,308	548,706	19,398
		Euro	Sell	12/21/22	107,281	110,064	2,783
	JPMorgan Chase Bank N.A.
		Canadian Dollar	Sell	10/19/22	366,149	408,698	42,549
		Singapore Dollar	Sell	11/16/22	123,989	129,174	5,185
	Morgan Stanley & Co. International PLC
		Euro	Buy	12/21/22	104,323	97,142	7,181
	NatWest Markets PLC
		Canadian Dollar	Sell	10/19/22	139,206	148,729	9,523
	State Street Bank and Trust Co.
		Hong Kong Dollar	Sell	11/16/22	118,687	118,818	131
	UBS AG
		Canadian Dollar	Sell	10/19/22	162,154	172,956	10,802
		Euro	Sell	12/21/22	114,479	117,331	2,852

	Unrealized appreciation						145,701

	Unrealized (depreciation)						—

	Total						$145,701
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 9/30/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized depreciation
S&P 500 Index E-Mini (Long)	7	$1,254,967	$1,260,525	Dec-22	$(87,896)

Unrealized appreciation					—

Unrealized (depreciation)					(87,896)

Total					$(87,896)

Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2022 through September 30, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $56,620,161.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/22
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$875,550	$3,525,487	$4,218,937	$1,838	$182,100
	Putnam Short Term Investment Fund**	3,101,912	8,488,345	9,652,563	16,624	1,937,694

	Total Short-term investments	$3,977,462	$12,013,832	$13,871,500	$18,462	$2,119,794
* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
# At the close of the reporting period, the fund received cash collateral of $182,100 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $178,245.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $75,793.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$3,714,183	$—	$—
Consumer discretionary	7,305,419	—	—
Consumer staples	3,857,395	—	—
Energy	2,548,560	296,648	—
Financials	4,252,512	879,524	—
Health care	8,759,307	—	—
Industrials	4,558,716	—	—
Information technology	13,082,442	149,286	—
Materials	1,656,933	25,194	—
Real estate	536,135	—	—
Utilities	2,064,263	—	—

Total common stocks	52,335,865	1,350,652	—
Units	80,514	—	—
Short-term investments	—	2,319,241	—

Totals by level	$52,416,379	$3,669,893	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$145,701	$—
Futures contracts	(87,896)	—	—

Totals by level	$(87,896)	$145,701	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	8
Forward currency contracts (contract amount)	$4,000,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com